Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right-of-use assets

	Branch	Furniture
	offices	and vehicles	Total
Balances at January 1, 2021	5,435	208	5,643
Remeasurement of right-of-use assets	551	—	551
Additions in right-of-use assets	663	63	726
Disposals	(1,542)	(95)	(1,637)
Depreciation	(108)	—	(108)
Balances at December 31, 2021	4,999	176	5,175
Remeasurement of right-of-use assets	669	—	669
Additions in right-of-use assets	2,372	—	2,372
Depreciation	(1,651)	(125)	(1,776)
Disposals	(176)	—	(176)
Balances at December 31, 2022	6,213	51	6,264

Schedule of activity in finance lease liabilities

Amount

Balances at January 1, 2021	6,131
Interest expense	646
New contracts	725
Remeasurement on leases liabilities	350
Disposals	(103)
Payments	(2,033)
Balances at December 31, 2021	5,716
Interest expense	530
New contracts	2,372
Remeasurement on leases liabilities	679
Disposals	(57)
Payments	(2,275)
Balances at December 31, 2022	6,965

Schedule of maturity analysis of lease payments

December 31, 2022
Maturity analysis - contractual undiscounted cash flows
Less than one year	2,001
One to three years	3,086
Three to five years	2,038
More than five years	1,999
Total undiscounted lease liabilities at December 31, 2022	9,124
Lease liabilities at December 31, 2022	6,965

Current	1,700
Long-term	5,265

Schedule of additional lease information

December 31, 2022
Amounts recognized in the consolidated income statement:
Interest expense on lease liabilities	530
Expense relating to short-term leases	10
Expense relating to leases of low-value assets that are not shown above as short-term leases	761
Expense relating to variable lease payments not included in lease liabilities	—
Cash flows from lease liabilities:
Total leases cash flows	(771)